Advances to joint ventures (Tables)	6 Months Ended
Jun. 30, 2022
Advances to joint ventures
Schedule of investments in and advances to affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Long-term advances to joint ventures	$10,202	$7,511
Advances/shareholder loans to joint ventures	$10,202	$7,511